GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 38,664	$ 35,730